Shareholder Report	12 Months Ended
Jan. 31, 2026 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
C000260119 [Member]
Shareholder Report [Line Items]
Fund Name	Suncoast Select Growth ETF
Class Name	Suncoast Select Growth ETF
Trading Symbol	SEMG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about the Suncoast Select Growth ETF (the “Fund”) for the period of May 13, 2025 to January 31, 2026 (the “Period”). You can find additional information about the Fund at https://suncoastequityetf.com/. You can also request this information by contacting us at (215) 330-4476.

Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://suncoastequityetf.com/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://suncoastequityetf.com/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$44	0.60%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
During the Period, the Fund achieved a net asset value (NAV) return of 5.43%, as compared to its benchmark, the S&P 500 TR Index, which returned 18.94%. The underperformance was largely driven by the portfolio's exposure to enterprise software companies that were affected by concerns about future growth impairment due to agentic AI. Despite the software industry's continued earnings growth outperformance, market participants have been rotating out of software and software-adjacent industries like payment and payroll processing into heavy asset industries, often growing much slower, to flee potential future AI risk. Meanwhile, the Fund was underexposed to high beta, cyclical stocks which led market returns in calendar 2025.

Health care sector allocation and stock selection contributed positively to performance as leading U.S. drug distributor, McKesson Corp, and Eli Lilly contributed positively to Fund returns vs. the benchmark. Alphabet contributed the most to portfolio returns on the strength of the company's successful development and integration of AI across its core businesses, including search, video advertising, and cloud computing.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

PERFORMANCE
Since Inception (5/13/2025)
Suncoast Select Growth ETF - NAV	5.43%
S&P 500 Index	18.94%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://suncoastequityetf.com/ for more recent performance information.

Performance Inception Date	May 13, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 58,687,147
Holdings Count | holding	22
Advisory Fees Paid, Amount	$ 176,852
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$58,687,147	Advisory Fees	$176,852
# of Portfolio Holdings	22	Portfolio Turnover Rate*	21%
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	33.8%
Communication Services	17.0%
Financials	14.0%
Health Care	13.7%
Industrials	9.8%
Consumer Discretionary	6.3%
Cash and Cash Equivalents	5.4%

TOP 10 HOLDINGS (as a % of Net Assets)
Alphabet, Inc. - Class A	13.0%
NVIDIA Corp.	10.3%
Microsoft Corp.	7.7%
Booking Holdings, Inc.	6.3%
Visa, Inc. - Class A	5.6%
McKesson Corp.	5.2%
Stryker Corp.	4.3%
Eli Lilly & Co.	4.3%
Apple, Inc.	4.2%
Mastercard, Inc. - Class A	4.0%